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State Street Corp.
P.O. Box 5049
Boston, MA 02206-5049

November 1, 2001

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:      The Munder Funds Trust (the "Trust")
         File Nos. 33-30913, 811-05899
         CIK No. 855022
         Post-Effective Amendment No. 32
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Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") please accept this letter as certification that the Prospectuses for the Class A, B, C, II, K and Y shares for the Munder Balanced Fund, Munder Bond Fund, Munder Cash Investment Fund, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Equity Fund, Munder Large-Cap Value Fund (formerly Munder Equity Income Fund), Munder Small Company Growth Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Tax-Free Money Market Fund, Munder U.S. Government Income Fund and Munder U.S. Treasury Money Market Fund of the Trust do not differ from those contained in Post-Effective Amendment No. 32 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically pursuant to Rule 485(b) of the 1933 Act via EDGAR on October 30, 2001 (Accession # 00009401080-00-500502).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/Francine S. Hayes
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Francine S. Hayes
Assistant Vice President and Associate Counsel

cc:      S. Shenkenberg
         M. West
         M. Zeven
         J. Kanter